GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GOING CONCERN [Abstract]
Net loss (income)	$ 5,907,512	$ 3,854,004
Net cash used in operating activities	1,878,276	274,670
Working capital deficit	288,439
Accumulated deficit	$ 15,269,845	$ 9,362,333